Annual Fund Operating Expenses	0 Months Ended
	Oct. 01, 2012
(Columbia Dividend Income Fund - ABCIRTW) | (Columbia Dividend Income Fund) | Class A Shares
Operating Expenses:
Management fees	0.59%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.24%	[2]
Total annual Fund operating expenses	1.08%
(Columbia Dividend Income Fund - ABCIRTW) | (Columbia Dividend Income Fund) | Class B Shares
Operating Expenses:
Management fees	0.59%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.24%	[2]
Total annual Fund operating expenses	1.83%
(Columbia Dividend Income Fund - ABCIRTW) | (Columbia Dividend Income Fund) | Class C Shares
Operating Expenses:
Management fees	0.59%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.24%	[2]
Total annual Fund operating expenses	1.83%
(Columbia Dividend Income Fund - ABCIRTW) | (Columbia Dividend Income Fund) | Class I Shares
Operating Expenses:
Management fees	0.59%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.04%	[2]
Total annual Fund operating expenses	0.63%
(Columbia Dividend Income Fund - ABCIRTW) | (Columbia Dividend Income Fund) | Class R Shares
Operating Expenses:
Management fees	0.59%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.24%	[2]
Total annual Fund operating expenses	1.33%
(Columbia Dividend Income Fund - ABCIRTW) | (Columbia Dividend Income Fund) | Class T Shares
Operating Expenses:
Management fees	0.59%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.54%	[2]
Total annual Fund operating expenses	1.13%
(Columbia Dividend Income Fund - ABCIRTW) | (Columbia Dividend Income Fund) | Class W Shares
Operating Expenses:
Management fees	0.59%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.24%	[2]
Total annual Fund operating expenses	1.08%
(Columbia Dividend Income Fund - Z) | (Columbia Dividend Income Fund) | Class Z Shares
Operating Expenses:
Management fees	0.59%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.24%	[2]
Total annual Fund operating expenses	0.83%
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | Class A Shares
Operating Expenses:
Management fees	0.54%
Distribution and/or service (Rule 12b-1) fees	0.20%
Other expenses	0.23%	[2]
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	0.98%	[3]
Fee waivers and/or reimbursements	(0.08%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.90%
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | Class B Shares
Operating Expenses:
Management fees	0.54%
Distribution and/or service (Rule 12b-1) fees	0.95%
Other expenses	0.23%	[2]
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	1.73%	[3]
Fee waivers and/or reimbursements	(0.08%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.65%
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | Class C Shares
Operating Expenses:
Management fees	0.54%
Distribution and/or service (Rule 12b-1) fees	0.95%
Other expenses	0.23%	[2]
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	1.73%	[3]
Fee waivers and/or reimbursements	(0.08%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.65%
(Columbia High Yield Municipal Fund - Z) | (Columbia High Yield Municipal Fund) | Class Z Shares
Operating Expenses:
Management fees	0.54%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.23%	[2]
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	0.78%	[3]
Fee waivers and/or reimbursements	(0.08%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.70%
(Columbia High Yield Opportunity Fund - ABC) | (Columbia High Yield Opportunity Fund) | Class A Shares
Operating Expenses:
Management fees	0.66%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.28%	[2]
Total annual Fund operating expenses	1.19%
Fee waivers and/or reimbursements	(0.11%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.08%
(Columbia High Yield Opportunity Fund - ABC) | (Columbia High Yield Opportunity Fund) | Class B Shares
Operating Expenses:
Management fees	0.66%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.28%	[2]
Total annual Fund operating expenses	1.94%
Fee waivers and/or reimbursements	(0.11%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.83%
(Columbia High Yield Opportunity Fund - ABC) | (Columbia High Yield Opportunity Fund) | Class C Shares
Operating Expenses:
Management fees	0.66%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.28%	[2]
Total annual Fund operating expenses	1.94%
Fee waivers and/or reimbursements	(0.11%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.83%
(Columbia High Yield Opportunity Fund - Z) | (Columbia High Yield Opportunity Fund) | Class Z Shares
Operating Expenses:
Management fees	0.66%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.28%	[2]
Total annual Fund operating expenses	0.94%
Fee waivers and/or reimbursements	(0.11%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.83%
(Columbia International Bond Fund - ABCIW) | (Columbia International Bond Fund) | Class A Shares
Operating Expenses:
Management fees	0.65%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.43%	[2]
Total annual Fund operating expenses	1.33%
Fee waivers and/or reimbursements	(0.24%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.09%
(Columbia International Bond Fund - ABCIW) | (Columbia International Bond Fund) | Class C Shares
Operating Expenses:
Management fees	0.65%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.43%	[2]
Total annual Fund operating expenses	2.08%
Fee waivers and/or reimbursements	(0.24%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.84%
(Columbia International Bond Fund - ABCIW) | (Columbia International Bond Fund) | Class I Shares
Operating Expenses:
Management fees	0.65%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.29%	[2]
Total annual Fund operating expenses	0.94%
Fee waivers and/or reimbursements	(0.20%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.74%
(Columbia International Bond Fund - ABCIW) | (Columbia International Bond Fund) | Class W Shares
Operating Expenses:
Management fees	0.65%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.43%	[2]
Total annual Fund operating expenses	1.33%
Fee waivers and/or reimbursements	(0.24%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.09%
(Columbia International Bond Fund - Z) | (Columbia International Bond Fund) | Class Z Shares
Operating Expenses:
Management fees	0.65%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.43%	[2]
Total annual Fund operating expenses	1.08%
Fee waivers and/or reimbursements	(0.24%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.84%
(Columbia Strategic Income Fund - ABCR R4 R5 W) | (Columbia Strategic Income Fund) | Class A Shares
Operating Expenses:
Management fees	0.58%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.04%
(Columbia Strategic Income Fund - ABCR R4 R5 W) | (Columbia Strategic Income Fund) | Class B Shares
Operating Expenses:
Management fees	0.58%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.79%
(Columbia Strategic Income Fund - ABCR R4 R5 W) | (Columbia Strategic Income Fund) | Class C Shares
Operating Expenses:
Management fees	0.58%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.79%
(Columbia Strategic Income Fund - ABCR R4 R5 W) | (Columbia Strategic Income Fund) | Class R Shares
Operating Expenses:
Management fees	0.58%
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.29%
(Columbia Strategic Income Fund - ABCR R4 R5 W) | (Columbia Strategic Income Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.58%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.31%	[2]
Total annual Fund operating expenses	0.89%
(Columbia Strategic Income Fund - ABCR R4 R5 W) | (Columbia Strategic Income Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.58%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.06%	[2]
Total annual Fund operating expenses	0.64%
(Columbia Strategic Income Fund - ABCR R4 R5 W) | (Columbia Strategic Income Fund) | Class W Shares
Operating Expenses:
Management fees	0.58%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.04%
(Columbia Strategic Income Fund - Z) | (Columbia Strategic Income Fund) | Class Z Shares
Operating Expenses:
Management fees	0.58%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.21%	[2]
Total annual Fund operating expenses	0.79%

[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[3]	"Total annual Fund operating expenses" may not match "Net Expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.
[4]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.89% for Class A, 1.64% for Class B and 1.64% for Class C.
[5]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.69% for Class Z.
[6]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.08% for Class A, 1.83% for Class B and 1.83% for Class C.
[7]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.83% for Class Z.
[8]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.09% for Class A, 1.84% for Class C, 0.74% for Class I and 1.09% for Class W.
[9]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.84% for Class Z.